Debt and Capital Structure - Summary of Net Debt to Capitalization (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Net Debt	$ 8,292	$ 4,614
Shareholders’ Equity	31,622	29,754	$ 28,698
Capitalization	$ 39,914	$ 34,368
Net Debt to Capitalization (percent)	21.00%	13.00%